Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Cash flows from operating activities
Net income		$ 4,486	$ 3,860	$ 12,018	$ 10,673
Adjustments for non-cash items and others
Provision for credit losses		659	616	2,392	1,748
Depreciation		333	324	991	952
Deferred income taxes		(776)	166	(1,628)	(191)
Amortization and impairment of other intangibles		430	383	1,169	1,151
Net changes in investments in joint ventures and associates		57	37	27	(3)
Losses (Gains) on investment securities		(28)	(27)	(157)	(191)
Losses (Gains) on disposition of businesses		34	(92)	29	(92)
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities		(46)	532	2,127	1,958
Net change in accrued interest receivable and payable		(832)	(167)	757	1,786
Current income taxes		780	(749)	665	(180)
Derivative assets		14,540	8,235	30,156	38,362
Derivative liabilities		(9,684)	(6,654)	(19,286)	(35,837)
Trading securities		(6,875)	(40,396)	11,745	(28,398)
Loans, net of securitizations		(11,341)	(4,690)	(45,057)	(17,120)
Assets purchased under reverse repurchase agreements and securities borrowed		(23,604)	(11,912)	15,234	(29,306)
Obligations related to assets sold under repurchase agreements and securities loaned		24,652	42,907	(36,529)	60,518
Obligations related to securities sold short		2,485	605	(587)	1,142
Deposits, net of securitizations		33,662	5,618	43,352	27,974
Brokers and dealers receivable and payable		(865)	1,127	(857)	(1,877)
Other		(4,848)	9,313	(10,588)	4,132
Net cash from (used in) operating activities		23,219	9,036	5,973	37,201
Cash flows from investing activities
Change in interest-bearing deposits with banks		(18,950)	(5,770)	13,677	2,179
Proceeds from sales and maturities of investment securities		38,794	39,464	147,325	116,661
Purchases of investment securities		(46,838)	(56,943)	(154,558)	(145,776)
Net acquisitions of premises and equipment and other intangibles		(717)	(557)	(1,609)	(1,961)
Net proceeds from (cash transferred for) dispositions		5	1,712	15	1,712
Cash used in acquisitions, net of cash acquired				(12,716)
Net cash from (used in) investing activities		(27,706)	(22,094)	(7,866)	(27,185)
Cash flows from financing activities
Issuance of subordinated debentures		1,250		3,250	1,500
Repayment of subordinated debentures		(1,500)	(110)	(1,500)	(170)
Issue of common shares, net of issuance costs		63	16	119	58
Common shares purchased for cancellation		(73)		(73)
Issue of preferred shares and other equity instruments, net of issuance costs		596		2,702
Redemption of preferred shares and other equity instruments		(500)		(521)
Sales of treasury shares and other equity instruments		2,159	955	5,015	3,421
Purchases of treasury shares and other equity instruments		(2,326)	(975)	(4,994)	(3,233)
Dividends paid on shares and distributions paid on other equity instruments		(2,020)	(1,234)	(4,522)	(4,327)
Dividends/distributions paid to non-controlling interests		(2)	(2)	(5)	(18)
Change in short-term borrowings of subsidiaries		(688)	(2,758)	(4,507)	(376)
Repayment of lease liabilities		135	(167)	(175)	(496)
Net cash from (used in) financing activities		(2,906)	(4,275)	(5,211)	(3,641)
Effect of exchange rate changes on cash and due from banks		1,250	(1,508)	345	1,586
Net change in cash and due from banks		(6,143)	(18,841)	(6,759)	7,961
Cash and due from banks at beginning of period	[1]	61,373	99,199	61,989	72,397
Cash and due from banks at end of period	[1]	55,230	80,358	55,230	80,358
Cash flows from operating activities include:
Amount of interest paid		20,372	16,014	56,080	39,041
Amount of interest received		26,499	21,557	76,379	58,239
Amount of dividends received		815	921	2,671	2,542
Amount of income taxes paid		$ 767	$ 1,470	$ 2,843	$ 3,878

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $xx billion as at July 31, 2024 (April 30, 2024 – $2 billion; October 31, 2023 – $3 billion; July 31, 2023 – $2 billion; October 31, 2022 – $2 billion).